PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.6% of Net Assets
Non-Convertible Bonds – 87.4%
	ABS Home Equity – 0.0%
$11,591	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.496%, 7/25/2035(a)(b)(c)	$9,708

	ABS Other – 0.6%
2,090,502	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(d)(e)	1,400,637

	Aerospace & Defense – 0.7%
85,000	Boeing Co. (The), 3.100%, 5/01/2026	86,614
15,000	Boeing Co. (The), 3.250%, 2/01/2035	13,677
100,000	Boeing Co. (The), 3.550%, 3/01/2038	91,070
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,181
50,000	Boeing Co. (The), 3.750%, 2/01/2050	44,892
390,000	Boeing Co. (The), 3.850%, 11/01/2048	348,728
395,000	Boeing Co. (The), 3.950%, 8/01/2059	346,147
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	332,760
195,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	204,943

		1,482,012

	Airlines – 1.4%
149,189	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	135,018
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	890,300
265,365	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	199,692
58,428	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	40,957
12,948	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	12,422
395,855	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	371,278
38,127	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	36,588
323,598	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	303,628
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	456,137
236,884	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	196,249

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$495,097	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	$419,322
275,058	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	199,279

		3,260,870

	Automotive – 5.1%
659,000	Cummins, Inc., 5.650%, 3/01/2098	769,745
8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	8,165,896
869,000	General Motors Co., 5.200%, 4/01/2045	841,695
250,000	General Motors Co., 6.250%, 10/02/2043	265,668
1,625,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	1,581,554

		11,624,558

	Banking – 7.6%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,317,084
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	459,648
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	667,010
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,385,632
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	360,176
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	613,429
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,752,313
482,000	Morgan Stanley, 3.950%, 4/23/2027	542,481
659,000	Morgan Stanley, 5.750%, 1/25/2021	678,679
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,098,886
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,210,194
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	795,303
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,307,479

		17,188,314

	Brokerage – 1.8%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,743,437

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$733,000	Jefferies Group LLC, 6.250%, 1/15/2036	$839,788
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	402,501

		3,985,726

	Building Materials – 0.6%
211,000	Masco Corp., 6.500%, 8/15/2032	256,394
104,000	Masco Corp., 7.750%, 8/01/2029	133,409
778,000	Owens Corning, 7.000%, 12/01/2036	994,095

		1,383,898

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	15,094
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	174,893

		189,987

	Collateralized Mortgage Obligations – 0.1%
257,791	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	303,384

	Consumer Products – 0.6%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	437,937
805,000	Whirlpool Corp., 4.600%, 5/15/2050	916,472

		1,354,409

	Diversified Manufacturing – 0.1%
51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	53,412
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.519%, 5/13/2024(f)	209,164

		262,576

	Electric – 0.9%
95,000	Edison International, 4.950%, 4/15/2025	104,104
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,380,794
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	576,808

		2,061,706

	Finance Companies – 3.4%
1,840,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	1,899,747

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$697,000	International Lease Finance Corp., 4.625%, 4/15/2021	$704,471
15,000	Navient Corp., 5.000%, 3/15/2027	12,600
3,370,000	Navient Corp., 5.500%, 1/25/2023	3,230,988
95,000	Navient Corp., 5.875%, 10/25/2024	89,241
110,000	Navient Corp., 6.750%, 6/15/2026	101,750
891,000	Navient Corp., MTN, 5.625%, 8/01/2033	686,070
691,000	Navient Corp., MTN, 6.125%, 3/25/2024	656,450
398,000	Navient Corp., MTN, 7.250%, 1/25/2022	398,995

		7,780,312

	Food & Beverage – 0.5%
1,000,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	1,014,471

	Government Owned – No Guarantee – 0.4%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	994,625

	Healthcare – 0.7%
10,000	Cigna Corp., 7.875%, 5/15/2027, 144A	13,392
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,329,045
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	213,850

		1,556,287

	Home Construction – 1.5%
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,289,339
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,014,390

		3,303,729

	Hybrid ARMs – 0.0%
5,121	FNMA, 6-month LIBOR + 1.558%, 3.419%, 2/01/2037(f)	5,288
11,103	FNMA, 12-month LIBOR + 1.877%, 4.271%, 9/01/2036(f)	11,745

		17,033

	Independent Energy – 0.9%
840,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(d)(e)(g)	18,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$353,000	Continental Resources, Inc., 3.800%, 6/01/2024	$330,062
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	60,303
1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,424,614
605,000	SM Energy Co., 6.625%, 1/15/2027	296,450

		2,130,329

	Industrial Other – 0.9%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)(d)(e)	2,033,003

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	526,686

	Life Insurance – 2.7%
39,000	American International Group, Inc., 4.125%, 2/15/2024	43,479
56,000	American International Group, Inc., 4.875%, 6/01/2022	60,444
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	186,338
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,467,086
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,402,792
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,016,113

		6,176,252

	Media Entertainment – 1.7%
1,170,000	Discovery Communications LLC, 3.950%, 3/20/2028	1,307,414
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	458,434
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	40,782
825,000	ViacomCBS, Inc., 4.950%, 5/19/2050	918,908
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	741,300
239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	281,238

		3,748,076

	Metals & Mining – 0.9%
1,373,000	ArcelorMittal S.A., 7.000%, 3/01/2041	1,605,792

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$304,000	ArcelorMittal S.A., 7.250%, 10/15/2039	$363,280

		1,969,072

	Midstream – 2.9%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	112,500
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	469,083
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	578,856
858,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	660,660
330,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	205,524
735,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	455,553
850,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	518,500
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,201,488
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	46,075
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	27,309
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	407,735

		6,683,283

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
13,664	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	13,860
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.852%, 3/15/2044, 144A(b)	48,729

		62,589

	Oil Field Services – 0.1%
680,000	Transocean, Inc., 6.800%, 3/15/2038(d)(e)	195,459
110,000	Transocean, Inc., 7.500%, 4/15/2031(d)(e)	30,800

		226,259

	Packaging – 0.6%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,399,650

	Paper – 0.5%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	747,625
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	178,582

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Paper – continued
$104,000		WestRock MWV LLC, 8.200%, 1/15/2030	$147,093

			1,073,300

		Property & Casualty Insurance – 1.9%
87,000		MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033, 144A(f)(h)	34,800
2,715,000		Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	2,895,605
1,286,000		Old Republic International Corp., 4.875%, 10/01/2024	1,390,812

			4,321,217

		Retailers – 0.0%
52,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036(d)(e)(g)	260

		Sovereigns – 2.4%
2,201,000		U.S. Department of Housing and Urban Development, Series A, 1.980%, 8/01/2020	2,203,619
1,452,000		U.S. Department of Housing and Urban Development, Series A, 2.350%, 8/01/2021	1,481,069
1,760,000		U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022	1,830,136

			5,514,824

		Supermarkets – 0.0%
39,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	52,846

		Technology – 0.5%
776,000		KLA Corp., 5.650%, 11/01/2034	1,009,942
152,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	183,934

			1,193,876

		Transportation Services – 0.3%
562,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	719,846
60,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(d)(e)	44,466

			764,312

		Treasuries – 38.5%
23,816,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	17,558,511
200,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	983,315
578,400	(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	2,772,178

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
207,800	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$1,006,955
137,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	707,076
913,700	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,782,947
8,546,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	916,710
3,126,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	626,568
21,285,000		U.S. Treasury Bond, 1.250%, 5/15/2050	20,451,060
2,105,000		U.S. Treasury Bond, 3.000%, 8/15/2048	2,894,868
1,170,000		U.S. Treasury Note, 1.500%, 8/31/2021	1,187,870
17,000,000		U.S. Treasury Note, 1.500%, 9/30/2021	17,280,234
2,835,000		U.S. Treasury Note, 1.500%, 10/31/2021	2,885,056
13,460,000		U.S. Treasury Note, 1.500%, 11/30/2021	13,712,375

			87,765,723

		Wireless – 0.2%
8,340,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	366,003

		Wirelines – 6.1%
1,459,000		AT&T, Inc., 3.950%, 1/15/2025	1,632,853
2,841,000		AT&T, Inc., 4.300%, 2/15/2030	3,329,507
370,000		AT&T, Inc., 4.500%, 3/09/2048	437,370
465,000		AT&T, Inc., 4.550%, 3/09/2049	548,244
876,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	952,212
589,000		Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	883,788
5,077,000		Verizon Communications, Inc., 4.329%, 9/21/2028	6,121,288

			13,905,262

		Total Non-Convertible Bonds (Identified Cost $200,161,776)	199,087,064

Convertible Bonds – 1.6%
		Cable Satellite – 0.1%
280,000		DISH Network Corp., 3.375%, 8/15/2026	257,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 0.0%
$1,470,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(d)(e)(g)	$38,779

	REITs – Diversified – 0.2%
329,000	iStar, Inc., 3.125%, 9/15/2022	350,179

	Technology – 1.3%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,179,160
326,000	Nuance Communications, Inc., 1.000%, 12/15/2035	384,693
224,000	Nuance Communications, Inc., 1.250%, 4/01/2025	312,437
8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,351

		2,886,641

	Total Convertible Bonds (Identified Cost $4,127,304)	3,532,811

Municipals – 0.6%
	Illinois – 0.1%
245,000	State of Illinois, 5.100%, 6/01/2033	248,540

	Michigan – 0.1%
380,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	380,608

	Virginia – 0.4%
875,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	837,822

	Total Municipals (Identified Cost $1,446,522)	1,466,970

	Total Bonds and Notes (Identified Cost $205,735,602)	204,086,845

Shares
Common Stocks – 8.1%
	Automobiles – 0.2%
71,933	Ford Motor Co.	437,353

	Diversified Telecommunication Services – 1.2%
88,190	AT&T, Inc.	2,665,984

	Electronic Equipment, Instruments & Components – 6.4%
565,646	Corning, Inc.	14,650,231

	Pharmaceuticals – 0.3%
13,089	Bristol-Myers Squibb Co.	769,633

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $11,119,244)	$18,523,201

Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.7%
	Banking – 0.4%
714	Bank of America Corp., Series L, 7.250%	958,331

	Independent Energy – 0.0%
3,453	Chesapeake Energy Corp., 5.000%(a)(c)(d)	—

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	550,192

	Total Convertible Preferred Stocks (Identified Cost $1,446,924)	1,508,523

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	10,970
1,860	Union Electric Co., 4.500%	191,580

		202,550

	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	202,550

	Total Preferred Stocks (Identified Cost $1,551,688)	1,711,073

Principal Amount (‡)

Short-Term Investments – 1.0%
$187,477,471	Central Bank of Iceland, 0.000%, (ISK)(f)(i)	1,355,438
1,010,655	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $1,010,655 on 7/01/2020 collateralized by $1,031,700 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $1,030,894 including accrued interest(j)	1,010,655

	Total Short-Term Investments (Identified Cost $2,536,599)	2,366,093

Description	Value (†)
Total Investments – 99.5% (Identified Cost $220,943,133)	$226,687,212
Other assets less liabilities – 0.5%	1,048,378

Net Assets – 100.0%	$227,735,590

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$8,359,791	3.7%	$9,708	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $9,708 or less than 0.1% of net assets.
(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $8,359,791 or 3.7% of net assets.
(f)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.
(i)	Security callable by issuer at any time. No specified maturity date.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $21,151,594 or 9.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$9,708	(a)	$9,708
ABS Other	—	—	1,400,637	(b)	1,400,637
All Other Non-Convertible Bonds*	—	197,676,719	—		197,676,719

Total Non-Convertible Bonds	—	197,676,719	1,410,345		199,087,064

Convertible Bonds*	—	3,532,811	—		3,532,811
Municipals*	—	1,466,970	—		1,466,970

Total Bonds and Notes	—	202,676,500	1,410,345		204,086,845

Common Stocks*	18,523,201	—	—		18,523,201
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(c)	—
All Other Convertible Preferred Stocks(a)	1,508,523	—	—		1,508,523

Total Convertible Preferred Stocks	1,508,523	—	—		1,508,523

Non-Convertible Preferred Stocks*	—	202,550	—		202,550

Total Preferred Stocks	1,508,523	202,550	—		1,711,073

Short-Term Investments	—	2,366,093	—		2,366,093

Total	$20,031,724	$205,245,143	$1,410,345		$226,687,212

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$11,066	$—	$20	$(379)	$—	$(999)	$—	$—	$9,708		$(479)
ABS Other	2,175,944	—	180	(575,522)	—	(199,965)	—	—	1,400,637		(585,339)
Collateralized Mortgage Obligations	61	—	(1)	2	—	(62)	—	—	—		—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(131,214)	—	—	131,214	—	—	(a)	(131,214)

Total	$2,187,071	$—	$199	$(707,113)	$—	$(201,026)	$131,214	$—	$1,410,345		$(717,032)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A preferred stock valued at $131,214 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	38.5%
Banking	8.0
Electronic Equipment, Instruments & Components	6.4
Wirelines	6.1
Automotive	5.1
Finance Companies	3.4
Midstream	3.2
Life Insurance	2.7
Sovereigns	2.4
Other Investments, less than 2% each	22.7
Short-Term Investments	1.0

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2020 (Unaudited)

United States Dollar	84.4%
Canadian Dollar	8.6
Mexican Peso	4.8
Other, less than 2% each	1.7

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%